Commitments and Contingencies (Commitment for Gathering and Firm Transportation) (Detail) (Gathering and Firm Transportation, USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Gathering and Firm Transportation
Other Commitments [Line Items]
Total commitment for gathering and firm transportation	$ 2,384.5	$ 637.2
Commitment for gathering and firm transportation, remainder of 2014	19.5
Commitment for gathering and firm transportation, 2015	94.8	52.1
Commitment for gathering and firm transportation, 2016	113.6	65.6
Commitment for gathering and firm transportation, 2017	113.4	65.4
Commitment for gathering and firm transportation, 2018	112.0	64.0
Commitment for gathering and firm transportation, 2019	107.6
Commitment for gathering and firm transportation, Thereafter	1,823.6
Commitment for gathering and firm transportation, 2014		28.3
Commitment for gathering and firm transportation, Thereafter		$ 361.8